SHORT-TERM BANK LOANS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 12, 2022
SHORT-TERM BANK LOANS
Proceeds from bank loan		¥ 30,000	¥ 30,000
Interest rate for the loan	5.30%	4.90%
Debt term		12 months
Interest expense	¥ 929	¥ 2,812	¥ 117
Line Of Credit Contract With China Merchants Bank Member
SHORT-TERM BANK LOANS
Borrowing capacity		¥ 30,000		¥ 30,000